COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

COMMITMENTS
At December 31, 2018, we have commitments as detailed below.

	Total	Less than 1 year	2 years	3 years	4 years	5 years	Thereafter
(millions of Canadian dollars)
Annual debt maturities[1]	62,967	3,255	9,262	2,389	4,571	5,963	37,527
Interest obligations[2]	30,236	2,459	2,279	2,103	2,022	1,883	19,490
Purchase of services, pipe and other materials, including transportation[3,4]	10,493	3,833	1,473	1,000	754	406	3,027
Operating leases	1,079	132	134	100	98	93	522
Capital leases	23	7	—	—	2	2	12
Maintenance agreements	477	52	51	51	50	22	251
Land lease commitments	651	21	21	21	21	22	545
Total	105,926	9,759	13,220	5,664	7,518	8,391	61,374

1
Includes debentures, term notes, commercial paper and credit facility draws based on the facility's maturity date and excludes short-term borrowings, debt discount, debt issue costs and capital lease obligations. We have the ability under certain debt facilities to call and repay the obligations prior to scheduled maturities. Therefore, the actual timing of future cash repayments could be materially different than presented above.

2	Includes debentures and term notes bearing interest at fixed, floating and fixed-to-floating rates.

3	Includes capital and operating commitments.

4	Consists primarily of gas transportation and storage contracts, firm capacity payments and gas purchase commitments, transportation, service and product purchase obligations, and power commitments.

Total rental expense for operating leases included in Operating and administrative expense were $91 million, $108 million and $79 million for the years ended December 31, 2018, 2017 and 2016, respectively.

ENVIRONMENTAL
We are subject to various federal, state and local laws relating to the protection of the environment. These laws and regulations can change from time to time, imposing new obligations on us.

Environmental risk is inherent to liquid hydrocarbon and natural gas pipeline operations, and Enbridge and our affiliates are, at times, subject to environmental remediation at various contaminated sites. We manage this environmental risk through appropriate environmental policies and practices to minimize any impact our operations may have on the environment. To the extent that we are unable to recover payment for environmental liabilities from insurance or other potentially responsible parties, we will be responsible for payment of liabilities arising from environmental incidents associated with the operating activities of our liquids and natural gas businesses.

AUX SABLE
Notice of Violation
In September 2014, Aux Sable US received a Notice and Finding of Violation (NFOV) from the United States Environmental Protection Agency (EPA) for alleged violations of the Clean Air Act related to the Leak Detection and Repair program, and related provisions of the Clean Air Act permit for Aux Sable’s Channahon, Illinois facility. As part of the ongoing process of responding to the September 2014 NFOV, Aux Sable discovered what it believed to be an exceedance of currently permitted limits for Volatile Organic Material. In April 2015, a second NFOV from the EPA was received in connection with this potential exceedance. Aux Sable engaged in discussions with the EPA to evaluate the impacts and ultimate resolution of these issues, including with respect to a draft Consent Decree, and those discussions are continuing. The Consent Decree, which is effective as of December 31, 2018, did not have a material impact.

On October 14, 2016, an amended claim was filed against Aux Sable by a counterparty to an NGL supply agreement. On January 5, 2017, Aux Sable filed a Statement of Defence with respect to this claim. While the final outcome of this action cannot be predicted with certainty, at this time management believes that the ultimate resolution of this action will not have a material impact on our consolidated financial position or results of operations.

TAX MATTERS
We and our subsidiaries maintain tax liabilities related to uncertain tax positions. While fully supportable in our view, these tax positions, if challenged by tax authorities, may not be fully sustained on review.

OTHER LITIGATION
We are subject to various other legal and regulatory actions and proceedings which arise in the normal course of business, including interventions in regulatory proceedings and challenges to regulatory approvals and permits by special interest groups. While the final outcome of such actions and proceedings cannot be predicted with certainty, management believes that the resolution of such actions and proceedings will not have a material impact on our consolidated financial position or results of operations.